Company Organization and Summary of Significant Accounting Policies (Tables) (Estimated Useful Life [Member])	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Estimated Useful Life [Member]
Company Organization and Summary of Significant Accounting Policies (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]	The Company depreciates its property and equipment for the financial reporting purposes using the straight-line method based on the following useful lives of the assets:

Equipment	2 years
Tooling	10 years
Computer equipment	3 years
Leasehold improvements	Life of lease
Furniture and fixtures	5 years
Warehouse equipment	10 years
The Company depreciates its property and equipment for the financial reporting purposes using the straight-line method based on the following useful lives of the assets:

Tooling	10 years
Equipment	2 years
Leasehold improvements	Life of lease
Furniture and fixtures	5 years